Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and dividend income:
Interest and fees on loans	$ 158,304	$ 148,133	$ 143,679
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises	3,112	2,281	1,489
State and political subdivisions	22	39	52
Mortgage-backed securities and collateralized mortgage obligations-residential	6,593	7,447	7,963
Corporate bonds	687	606	246
Small Business Administration-guaranteed participation securities	1,339	1,547	1,801
Mortgage-backed securities and collateralized mortgage obligations-commercial	37	109	133
Other	18	16	16
Total interest and dividends on securities available for sale	11,808	12,045	11,700
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential	962	1,149	1,454
Corporate bonds	0	410	617
Total interest on held to maturity securities	962	1,559	2,071
Federal Reserve Bank and Federal Home Loan Bank stock	564	544	502
Interest on federal funds sold and other short-term investments	9,276	6,679	3,407
Total interest and dividend income	180,914	168,960	161,359
Interest expense:
Interest on deposits	18,958	13,190	14,213
Interest on short-term borrowings	1,270	1,402	1,091
Total interest expense	20,228	14,592	15,304
Net interest income	160,686	154,368	146,055
Provision for loan losses	1,400	2,000	2,950
Net interest income after provision for loan losses	159,286	152,368	143,105
Noninterest income:
Trustco Financial Services income	6,283	6,584	5,886
Fees for services to customers	10,912	10,798	10,857
Net gain on securities transactions	0	0	668
Other	886	991	1,601
Total noninterest income	18,081	18,373	19,012
Noninterest expense:
Salaries and employee benefits	42,107	40,665	36,508
Net occupancy expense	17,213	16,543	16,078
Equipment expense	7,068	6,118	6,320
Professional services	6,555	6,895	8,200
Outsourced services	7,500	6,410	6,216
Advertising expense	3,020	2,578	2,515
FDIC and other insurance expense	2,741	4,179	5,967
Other real estate expense, net	1,231	1,171	2,558
Other	10,278	9,435	9,465
Total noninterest expense	97,713	93,994	93,827
Income before income taxes	79,654	76,747	68,290
Income taxes	18,209	33,602	25,689
Net income	$ 61,445	$ 43,145	$ 42,601
Earnings per share:
Basic (in dollars per share)	$ 0.637	$ 0.449	$ 0.446
Diluted (in dollars per share)	$ 0.636	$ 0.448	$ 0.445